Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Stock Option Activity and Related Information

	Year ended December 31
	2023		2022
Options	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	2,274,672	$2.30	3,021,672	$1.56
Granted	260,780	10.32	156,400	10.64
Exercised (1)	(229,963)	1.42	(903,400)	1.27
Outstanding, end of year	2,305,489	$3.30	2,274,672	$2.30
Exercisable, end of year	1,064,115	$2.02	749,498	$1.69

(1) Exercised options in 2023 and 2022 were settled in shares.

Summary of Fair Value and Weighted Average Assumptions of the Options Granted

	Year ended December 31
	2023	2022
Average fair value of Options granted (per Option)	$10.32	$6.56
Expected volatility	78.8%	87.0%
Expected life of Options (years)	3.7	3.9
Expected forfeiture rate	0.2%	0.3%

Summary of Share-Based Compensation

Share-based compensation consisted of the following:

	Year ended December 31
	2023	2022
DSUs	$0.5	$9.5
PSUs	6.3	8.0
NTIP	1.4	5.9
Cash settled share-based incentive plans	$8.2	$23.4

RSUs	$6.7	$3.4
Options	1.3	1.3
Equity settled share-based incentive plans	8.0	4.7
Share-based compensation	$16.2	$28.1

Restricted share unit plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

Obsidian Energy awards RSU grants under the RPSU plan whereby employees receive consideration that fluctuates based on the Company’s share price on the Toronto Stock Exchange ("TSX"). Consideration can be in the form of cash or shares purchased on the open market or issued from treasury.

	Year ended December 31
RSUs (number of shares equivalent)	2023	2022
Outstanding, beginning of year	874,130	1,167,351
Granted	991,860	537,225
Vested (1)	(541,357)	(784,514)
Forfeited	(34,591)	(45,932)
Outstanding, end of year	1,290,042	874,130
(1) Vested RSUs in 2023 were settled in cash and in 2022 were settled in shares.
Summary of Weighted Average Assumptions of RPSU Plan Units Under Equity Method

The fair value and weighted average assumptions of the RSUs granted during the years were as follows:

	Year ended December 31
	2023	2022
Average fair value of RSUs granted (per RSU)	$9.86	$10.59
Expected life of RSUs (years)	2.6	2.9
Expected forfeiture rate	0.1%	0.5%

PSU Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
PSUs (number of shares equivalent)	2023	2022
Outstanding, beginning of year	949,040	1,138,465
Granted	239,360	124,610
Vested (1)	(291,710)	(181,018)
Forfeited	-	(133,017)
Outstanding, end of year	896,690	949,040

(1) Vested PSUs in 2023 were settled in cash and in 2022 were settled in shares.

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
PSU liability	2023	2022
Current	$9.8	$5.2
Non-current	2.6	6.1
Total	$12.4	$11.3

Non-Treasury Incentive Awards Plan [member]
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
NTIP Restricted Awards	2023	2022
Outstanding, beginning of year	689,228	1,093,800
Granted	-	3,400
Vested (1)	(344,074)	(363,871)
Forfeited	(16,160)	(44,101)
Outstanding, end of year	328,994	689,228

(1) Vested NTIPs in 2023 and 2022 were settled in cash.

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
NTIP liability	2023	2022
Current	$2.7	$2.6
Non-current	-	1.8
Total	$2.7	$4.4

Deferred Share Units Plan
Statement [LineItems]
Summary of Restricted and Performance Share Unit plan ("RPSU plan")

	Year ended December 31
Deferred Share Units	2023	2022
Outstanding, beginning of year	1,811,245	2,018,499
Granted	82,035	42,509
Exercised	-	(249,763)
Outstanding, end of year	1,893,280	1,811,245

Summary of Share Based Compensation Recognized Liabilities

	As at December 31
DSU Liability	2023	2022
Current	$17.1	$16.6
Non-current	-	-
Total	$17.1	$16.6